EXHIBIT LIST

Exhibit Number                                                                Exhibit:

EX-101.INS                                            XBRL Instance Document
EX-101.SCH                                           XBRL Taxonomy Extension Schema Document
EX-101.CAL                                           XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF                                           XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB                                           XBRL Taxonomy Extension Label Linkbase
EX-101.PRE                                           XBRL Taxonomy Extension Presentation Linkbase